Property and Equipment, Net (Details) - Schedule of Property and equipment - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 8,457,598	$ 9,238,795
Construction in process	599,319
Less: accumulated depreciation	(758,044)	(464,522)
Total	9,423,713	9,904,289
Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	328,305	355,937
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	765,250	744,581
Furniture and leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 31,285	$ 29,498